EQUITY-BASED COMPENSATION - Wheels Up management incentive plan (Details) - $ / shares shares in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number
Outstanding	27,394
Outstanding	21,392	27,394
Weighted Average Grant Date Fair Value
Outstanding	$ 0.13
Granted		$ 0.84	$ 0.36	$ 0.27
Outstanding	$ 0.13	$ 0.13
Profits interests
Number
Outstanding	27,394	16,294
Granted		18,612
Expired/forfeited		(903)
Outstanding		27,394	16,294
Weighted Average Grant Date Fair Value
Outstanding	$ 0.13	$ 0.06
Granted		0.19	$ 0.03	$ 0.02
Expired/forfeited		0.20
Outstanding		$ 0.13	$ 0.06
Management Incentive Plan
Number
Outstanding	63,022
Granted	0
Expired/forfeited	0
Outstanding	63,022	63,022
Weighted Average Grant Date Fair Value
Outstanding	$ 0.19
Granted	0
Expired/forfeited	0
Outstanding	$ 0.19	$ 0.19
Management Incentive Plan | Profits interests
Number
Outstanding	63,022	45,313
Granted		18,612
Expired/forfeited		(903)
Outstanding		63,022	45,313
Weighted Average Grant Date Fair Value
Outstanding	$ 0.19	$ 0.19
Granted		0.19
Expired/forfeited		0.20
Outstanding		$ 0.19	$ 0.19